Statutory reserves and restricted net assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Statutory reserves and restricted net assets
Minimum percentage of after tax profit to be allocated to statutory reserve	10.00%
Required statutory reserve registered capital ratio to deforce compulsory net profit allocation to statutory reserve	50.00%
Amounts restricted that include paid in capital, additional paid-in capital and statutory reserve funds, as determined pursuant to PRC GAAP	¥ 5,046,425,864	$ 721,629,301	¥ 4,816,033,362